Accounts Receivable, Net (Tables)	9 Months Ended
Dec. 31, 2024
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Summary of Account Receivable Net Explanatory

As at,	December 31, 2024	March 31, 2024

The carrying amount of:

Trade accounts receivable	$222.5	$238.5

Allowance for doubtful accounts	(8.8)	(3.1)

Governmental loan claims receivable

Federal Ministry of Industry, Strategic Innovation Fund (“Federal SIF”) Agreement	6.7	3.0

Northern Industrial Electricity Rate program rebate receivable	2.6	2.2

Other accounts receiv able	4.6	6.1

	$227.6	$246.7

Allowance for doubtful accounts

Balance at March 31, 2023	$ (0.5)

Adjustment to expected credit loss	(2.6)

Balance at March 31, 2024	$ (3.1)

Adjustment to expected credit loss	(5.7)

Balance at December 31, 2024	$ (8.8)